Related Party Transactions (Details)	14 Months Ended
Jul. 31, 2022
Related Party Transactions [Abstract]
Lease payments description	504-506 Fulton Street, Brooklyn, New York – Modification of the lease agreement to increase monthly lease payments from $30,188 per month to $34,716 per month commencing on May 1, 2026 through April 30, 2031.